Note 22 - Disclosures About Fair Value of Financial Instruments - Carrying Value and Estimated Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Mortgage servicing rights		$ 1,252
Reported Value Measurement [Member]
Cash and cash equivalents		104,789	$ 453,418
Loans, net		3,088,344	2,444,282
Mortgage servicing rights		1,065
Deposits		3,892,705	3,555,071
Estimate of Fair Value Measurement [Member]
Cash and cash equivalents	[1]	104,789	453,418
Loans, net	[1]	2,992,161	2,439,539
Mortgage servicing rights		1,252
Deposits	[1]	3,210,581	3,227,520
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents		104,789	453,418
Loans, net		0	0
Mortgage servicing rights		0
Deposits		0	0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents		0	0
Loans, net		0	0
Mortgage servicing rights		1,252
Deposits		0	0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Cash and cash equivalents		0	0
Loans, net		2,992,161	2,439,539
Mortgage servicing rights		0
Deposits		$ 3,210,581	$ 3,227,520

[1]	Estimated fair values are consistent with an exit-price concept. The assumptions used to estimate the fair values are intended to approximate those that a market-participant would realize in a hypothetical orderly transaction.